GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
GUARANTEE LIABILITIES
Beginning balance	¥ 3,949,601		¥ 4,120,346
Provision at the inception of new loans	2,350,319		4,926,567
Released into revenue	(3,916,718)		(5,097,312)
Ending balance	2,383,202	$ 326,497	3,949,601
Contractual amounts of outstanding loans subject to guarantee	24,823,317		41,143,367
Contractual amounts of outstanding loans not subject to guarantee	¥ 2,509,177		¥ 3,981,711
Minimum
GUARANTEE LIABILITIES
Compensation service period	1 month	1 month	1 month
Maximum
GUARANTEE LIABILITIES
Compensation service period	36 months	36 months	36 months